TAXATION - Expiration Dates of Operating Loss Carryforward (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 811,379
Tax Year 2020
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	47,845
Tax Year 2021
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	37,194
Tax Year 2022
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	16,491
Tax Year 2023
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	16,758
Tax Year 2024 And Thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	¥ 693,091